Financial and capital risk management - Protection programs for the R and EUR denominated debt instruments and other liabilities (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow inflow	$ (83)	$ (197)	$ (34)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(83)	(461)
Derivatives settlement cash outflow inflow	(61)
Value at risk	$ 27
Receivable | R$				R$ 6,356	R$ 8,142
Average receivable rate	100.13%			100.13%
Payable	$ 1,475	1,906
Average payable rate	1.80%			1.80%
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ (19)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(13)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(51)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Long Term Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(6)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(50)	(130)
Derivatives settlement cash outflow inflow	(37)
Value at risk	$ 4
Receivable | R$				R$ 814	1,192
Average receivable rate	1.05%			1.05%
Payable	$ 204	320
Average payable rate	3.44%			3.44%
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ (7)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(37)
C D I And T J L P [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(133)	(591)
Derivatives settlement cash outflow inflow	(98)
Value at risk	31
C D I And T J L P [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(25)
C D I And T J L P [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(20)
C D I And T J L P [Member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(88)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(63)	$ (118)
Derivatives settlement cash outflow inflow	5
Value at risk	6
Receivable | R$				R$ 1,294	R$ 1,508
Average receivable rate		4.54%			4.54%
Payable	$ 320	$ 373
Average payable rate	3.88%			3.88%
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ (10)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap [Member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(53)
Ipca Versus Cdi Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities		$ 40
Derivatives settlement cash outflow inflow	$ 51
Receivable | R$					R$ 769
Average receivable rate		0.00%			0.00%
Payable		$ 1,350
Average payable rate	0.00%			0.00%
I P C A [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ (63)	(78)
Derivatives settlement cash outflow inflow	56
Value at risk	6
I P C A [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(10)
I P C A [Member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(53)
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	318	$ (62)
Derivatives settlement cash outflow inflow	37
Value at risk	71
Receivable | R$				R$ 20,854	R$ 5,730
Average receivable rate		7.48%			7.48%
Payable	$ 3,948	$ 1,084
Average payable rate	0.00%			0.00%
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 107
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	63
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Long Term Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	148
Forward contract [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	82	(4)
Derivatives settlement cash outflow inflow	127
Value at risk	13
Receivable | R$					R$ 6,013
Payable	$ 4,342
Average payable rate	5.39%			5.39%
Forward contract [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 12
Forward contract [member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	3
Forward contract [member] | Long Term Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	67
Brazilian Fixed Rate Versus U S Fixed Rate [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	400	$ (66)
Derivatives settlement cash outflow inflow	164
Value at risk	84
Brazilian Fixed Rate Versus U S Fixed Rate [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	119
Brazilian Fixed Rate Versus U S Fixed Rate [Member] | Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	66
Brazilian Fixed Rate Versus U S Fixed Rate [Member] | Long Term Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 215